Share Based Payment (Details) - Schedule of share-based expense recognized in the statements of income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Payment (Details) - Schedule of share-based expense recognized in the statements of income [Line Items]
General and administrative	$ 2,505	$ 393	$ 337
Total share-based expense	4,159	2,061	611
Share-based compensation expense [Member]
Share Based Payment (Details) - Schedule of share-based expense recognized in the statements of income [Line Items]
Research and development	1,969	1,804	474
General and administrative	1,849	$ 257	$ 137
Finance expenses	$ 341